Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule Of Transactions With Related Parties

	Year Ended December 31,
	2014	2013	2012
Revenues:
Sales of CO2 to Sandhill Group, LLC (1)	$3,060	$3,076	$2,905
Petroleum products sales to Davison family businesses(2)	—	1,293	1,344
Petroleum products sales to an affiliate of the Quintana Group (2) (3)	—	—	21,143
Expenses:
Amounts paid to our CEO in connection with the use of his aircraft	$630	$600	$600
Marine operating fuel and expenses provided by an affiliate of the Quintana Group (3)	—	—	6,260

(1)	We own a 50% interest in Sandhill Group, LLC (or "Sandhill).

(2)	Amounts included in discontinued operations for all periods presented.

(3)
The Quintana Group monetized all of its remaining investment in our common units on October 5, 2012. Transactions with the Quintana Group are included in the above table as related party transactions through October 5, 2012.